DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                             ----------------------

                               DWS High Income VIP


Effective immediately, the following information replaces similar disclosure under "The Portfolio's Main Investment Strategy" in the portfolio's prospectuses:

Portfolio Maturity. The portfolio's dollar-weighted effective average portfolio maturity will not exceed ten years. The portfolio's average portfolio maturity will vary over time.







               Please Retain This Supplement for Future Reference


May 8, 2009                                               [DWS INVESTMENTS LOGO]
VSHI-3600                                                    Deutsche Bank Group